3. Inventories (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventories Details
Raw materials	$ 510,946	$ 332,804	$ 440,723
Work in process	207,515	0
Finished goods (including $113,500 and $85,600 held by customers at March 31, 2015 and December 31, 2014, respectively)	911,556	1,391,703	1,273,358
Total inventories	$ 1,630,017	$ 1,724,507	$ 1,714,081